Construction in Progress, Note	12 Months Ended
Dec. 31, 2013
Notes
Construction in Progress, Note

NOTE 13 - CONSTRUCTION IN PROGRESS

Construction in Progress-Short Term

The short-term construction in progress represents costs accumulated on several solar and co-generation projects at various stages of completion. Included in materials and labor is the cost of the Waianae PV-02 project which was purchased on July 26, 2013 as a partially completed project and which it substantially completed by December 31, 2013. The construction in progress is classified as short-term because the projects are expected to be completed within one year. A summary of construction in progress-short term as of December 31, are as follows:

	2013	2012	2011
Materials and Labor	$2,044,150	$376,386	$--
Designs and Permitting	210,752	329,657	--
Total	$2,254,902	$706,043	$--

The Company intends to sell the solar projects. The Company will charge to cost of sales the construction costs of the projects it sells.

Construction in Progress-Long Term

The long-term construction in progress represents the costs accumulated on 7 gas to steam/electricity co-generation projects in the United States and Canada.  The co-generation projects were purchased in the acquisition of IPS and GREG. The costs are classified as long-term because the projects are expected to take more than one year to complete.

A summary of construction in progress-long term as of December 31, are as follows:

	2013	2012	2011
Designs for co-generation projects	$44,035,500	$--	$--
Total	$44,035,500	$--	$--

The Company intends to hold the co-generation projects to generate revenues as an energy producer. The Company will depreciate the construction costs for the projects it does not sell over the 20 year term of the energy purchase contract upon commencement of revenues. The terms of the co-generation contracts provide that the Company will sell electricity and steam to the meat processing plants connected to the co-generation plants and will sell the excess electricity to the electrical utility adjacent to the property.